MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial Assets Measured At Fair Value Through Profit Or Loss [Abstract]
Participation certificates in trust funds – Level 1	$ 13,574	$ 0
Corporate bonds and government treasury notes – Level 2	7,035	0
Marketable securities	$ 20,609	$ 0